UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23700

MassMutual AccessSM Pine Point Fund
(Exact name of registrant as specified in charter)

Massachusetts Mutual Life Insurance Company 1295 State Street, Springfield, MA	01111-0001
(Address of principal executive offices)	(Zip code)

Andrew M. Goldberg, Esq.

Vice President, Secretary, and Chief Legal Officer

MassMutual AccessSM Pine Point Fund

1295 State Street

Springfield, MA 01111-0001

Copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

The Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	3/31

Date of reporting period:	7/1/21 - 6/30/22

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23700
Reporting Period: 07/01/2021 - 06/30/2022
MassMutual Access Pine Point Fund

====================== MassMutual Access Pine Point Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual AccessSM Pine Point Fund

By (Signature and Title)*	/s/ Karl Beinkampen
Karl Beinkampen, President and Principal Executive Officer

Date	August 29, 2022

* Print the name and title of each signing officer under his or her signature.